MSS Series Trust

One Rock Fund
Ticker: ONERX

Supplement dated June 26, 2026 to the Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”) each dated March 31, 2026

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Effective June 26, 2026, the One Rock Fund (the “Fund”) will be renamed to the True Rock Fund. In connection with this change, the ticker symbol will change from ONERX to TRUEX.

Accordingly, all references to “One Rock Fund” and “ONERX” in the Fund’s Prospectus, Summary Prospectus, and SAI are hereby deleted and replaced with “True Rock Fund” and “TRUEX”, respectively.

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, dated March 31, 2026. These documents are available upon request and without charge by calling the Fund at 1-800-564-3899 or by writing to the Fund at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4031.

Please retain this Supplement for future reference.